Capital Management (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Capital
The following table summarizes the capital of the Company:

	As at March 31,
	2023		2023		2022
			(In millions)
Equity*	US$	5,637.7	Rs.	463,254.4	Rs.	410,673.3
Short-term borrowings and current portion of long-term debt		4,498.3		369,646.6		419,178.7
Long-term debt		10,792.9		886,850.0		977,483.5

Total debt		15,291.2		1,256,496.6		1,396,662.2

Total capital (Debt + Equity)	US$	20,928.9	Rs.	1,719,751.0	Rs.	1,807,335.5

*	Details of equity :

	As at March 31,
	2023		2023		2022

	(In millions)
Total equity as reported in balance sheet	US$	5,833.7	Rs.	479,355.5	Rs.	440,564.6
Currency translation reserve attributable to
- Shareholders of Tata Motors Limited		(1,176.0)		(96,628.6)		(88,560.6)
- Non-controlling interests		(5.7)		(465.9)		(265.4)
Hedging reserve		862.9		70,905.2		59,799.0
Cost of hedge reserve		122.8		10,088.2		(864.3)

Equity as reported above	US$	5,637.7	Rs.	463,254.4	Rs.	410,673.3